Equity (Details 2) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Granted	0	450	400
Weighted Average Exercise Price Per Shares
Weighted Average Exercise Price Per Share granted	$ 1.32	$ 1.32	$ 1.76
Stock Option [Member]
Option outstanding, beginning balance	1,254	1,734	1,578
Granted	30	75	437
Forfeited/Expired	(20)	(555)	(281)
Option outstanding, ending balance	1,264	1,254	1,734
Exercisable, beginning balance	749	720
Exercisable, ending balance	850	749
Weighted Average Exercise Price Per Shares
Weighted Average Exercise Price Per Share Options outstanding, beginning balance	$ 2.85	$ 3.22	$ 3.76
Weighted Average Exercise Price Per Share granted	1.10	0.54	1.81
Weighted Average Exercise Price Per Share Forfeited/Expired	1.26	3.68	4.05
Weighted Average Exercise Price Per Share Optionss outstanding, ending balance	2.83	2.85	$ 3.22
Weighted Average Exercise Price Per Share, exercisable, beginning balance	3.43	4.24
Weighted Average Exercise Price Per Share, exercisable, ending balance	$ 3.27	$ 3.43
Weighted Average Remaining Contractual Life (Years)
Weighted Average Remaining Contractual Life Options outstanding, beginning balance	7 years 4 months 2 days	7 years 10 months 2 days	7 years 6 months 11 days
Weighted Average Remaining Contractual Life Options Outstanding Granted	4 years
Weighted Average Remaining Contractual Life Options outstanding, ending balance	4 years 1 month 20 days	7 years 4 months 2 days	7 years 10 months 2 days
Weighted Average Remaining Contractual Life, exercisable, beginning balance	6 years 5 months 30 days	6 years 5 months 30 days
Weighted Average Remaining Contractual Life, exercisable, ending balance	6 years 8 months 1 day	6 years 9 months 11 days
Total Intrinsic Value of Options
Total Intrinsic Value of Warrants Options outstanding, beginning balance	$ 0	$ 0	$ 142
Total Intrinsic Value of Options,Options outstanding, ending balance	$ 0	$ 0